Net Income (Loss) per Share (Tables) - Common Class 1 [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Weighted-Average Common Shares Outstanding used in Calculating Basic and Diluted Net Income per Share

The following is a reconciliation of weighted-average common stock outstanding used in calculating basic net loss per share to weighted-average common stock outstanding used in calculating diluted net loss per share:

Three Months Ended September 30, 2020
Weighted-average common stock outstanding, basic	41,088,261
Add: Effect of dilutive securities
Warrants to purchase shares of common stock (as converted from warrants to purchase Series B-3 Preferred Stock in connection with the closing of the IPO)	663

Weighted-average common stock outstanding, diluted	41,088,924

The following is a reconciliation of weighted-average Common 1 shares outstanding used in calculating basic net income per share, which includes the Common 1 Warrants outstanding, to weighted-average Common 1 shares outstanding used in calculating diluted net loss per share:

YEAR ENDED DECEMBER 31, 2018
Weighted-average Common 1 shares outstanding, basic	2,547,924
Add: Effect of dilutive securities
Series B Preferred Warrants	46,346
Series C1 Preferred Warrant	12,381

Weighted-average Common 1 shares outstanding, diluted	2,606,651

Summary of Potentially Dilutive Securities Excluded from Calculation of Diluted Net Income (Loss) per Share

The following table sets forth the outstanding shares of Common 1 or common stock equivalents, presented based on amounts outstanding as of September 30, 2020 and 2019, respectively, that have been excluded from the calculation of diluted net loss per share because their inclusion would have been anti-dilutive, including the preferred shares that were outstanding as of September 30, 2019 that would have been issued under the if-converted method (in shares of Common 1 or common stock equivalents, as applicable):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Series A Preferred Shares	—	768,195	—	768,195
Series B Preferred Shares	—	5,543,400	—	5,543,400
Series C1 Preferred Shares	—	1,508,503	—	1,508,503
Stock options	4,947,106	—	4,947,106	—
Restricted common stock	66,073	—	66,073	—
Restricted stock units	18,200	—	18,200	—

The following table sets forth the outstanding shares of Common 1 or common stock equivalents, presented based on amounts outstanding as of December 31, 2019, that have been excluded from the calculation of diluted net loss per share because their inclusion would have been anti-dilutive, including the Preferred Stock that would have been issued under the if-converted method (in shares of Common 1 or common stock equivalent shares, as applicable):

YEAR ENDED DECEMBER 31, 2019
Series A Preferred Stock	768,195
Series B-1 Preferred Stock	3,488,407
Series B-2 Preferred Stock	2,054,993
Series C Preferred Stock	1,508,503
Series D Preferred Stock	12,529,125
Stock options	2,091,366
Enterprise junior stock(1)	676,795

(1)

For purposes of determining the conversion ratio for the enterprise junior stock, the Company utilized the fair value per share of common stock of $5.43, which was based on a valuation performed as of December 18, 2019.